Equity-accounted investee - Associate financial position (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	$ 1,062,431	$ 711,528	$ 591,620
Non-current assets	5,620,270	5,935,910
Current liabilities	(277,410)	(875,875)
Non-current liabilities	(2,154,875)	(2,149,169)
JV Inkai [Member]
Disclosure of significant investments in associates [Line Items]
Cash and cash equivalents	16,699	41,717
Other current assets	139,324	160,784
Non-current assets	398,721	407,816
Current liabilities	(71,162)	(151,728)
Non-current liabilities	(41,508)	(41,746)
Net assets	$ 442,074	$ 416,843	$ 374,650